Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2022
Entity Registrant Name	dei_EntityRegistrantName	Mutual Fund Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001355064
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	mfst
Document Creation Date	dei_DocumentCreationDate	Dec. 30, 2022
Document Effective Date	dei_DocumentEffectiveDate	Dec. 30, 2022
Prospectus Date	rr_ProspectusDate	Dec. 30, 2022
Eventide Multi-Asset Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Multi-Asset Income Fund
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31, 2021)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund has changed its primary benchmark from the Russell Midcap Value Index to the Russell Midcap Total Return Index because the Russell Midcap Total Return Index better represents the Fund’s investment strategy.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Multi-Asset Income Fund

Effective December 30, 2022, the Fund’s primary benchmark will change from the Russell Midcap Value Index to the Russell Midcap Total Return Index. In addition, the Russell Midcap Total Return Index will replace the Russell Midcap Value Index as a component of the Fund’s blended index. Accordingly, the Average Annual Total Returns table contained under the section of the Fund’s Prospectus and Summary Prospectus entitled “Fund Summary – Performance” is hereby replaced with the following:

Average Annual Total Returns (periods ended December 31, 2021)
Class A Shares	1 Year	5 Years	Since inception (7/15/2015)
Return Before Taxes	9.52%	9.65%	8.51%
Return After Taxes on Distributions	7.74%	8.63%	7.59%
Return After Taxes on Distributions and Sale of Fund Shares	6.26%	7.30%	6.45%
Class C Shares
Return Before Taxes	15.16%	10.07%	8.66%
Class N Shares
Return Before Taxes	16.06%	10.95%	9.53%
Class I Shares
Return Before Taxes	16.28%	11.16%	9.73%
Russell Midcap Total Return Index (reflects no deduction for fees, expenses or taxes)*	22.58%	15.10%	12.70%
Bloomberg U.S. Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	(1.29)%	2.79%	2.54%
Multi-Asset Income Blend (reflects no deduction for fees, expenses or taxes) [1]	10.22%	9.24%	7.91%
Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)	28.34%	11.22%	10.64%

1.	The Multi-Asset Income Blend is composed of 50% Russell Midcap Total Return Index and 50% Bloomberg U.S. Intermediate Aggregate Bond Index.

*	The Fund has changed its primary benchmark from the Russell Midcap Value Index to the Russell Midcap Total Return Index because the Russell Midcap Total Return Index better represents the Fund’s investment strategy.

Eventide Multi-Asset Income Fund | Russell Midcap Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.58%	[1]
5 Years	rr_AverageAnnualReturnYear05	15.10%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	12.70%	[1]
Eventide Multi-Asset Income Fund | Bloomberg U.S. Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.29%)
5 Years	rr_AverageAnnualReturnYear05	2.79%
Since Inception	rr_AverageAnnualReturnSinceInception	2.54%
Eventide Multi-Asset Income Fund | Multi-Asset Income Blend (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.22%	[2]
5 Years	rr_AverageAnnualReturnYear05	9.24%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	7.91%	[2]
Eventide Multi-Asset Income Fund | Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	28.34%
5 Years	rr_AverageAnnualReturnYear05	11.22%
Since Inception	rr_AverageAnnualReturnSinceInception	10.64%
Eventide Multi-Asset Income Fund | Eventide Multi-Asset Income Fund Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ETAMX
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.52%
5 Years	rr_AverageAnnualReturnYear05	9.65%
Since Inception	rr_AverageAnnualReturnSinceInception	8.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 15, 2015
Eventide Multi-Asset Income Fund | Eventide Multi-Asset Income Fund Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.74%
5 Years	rr_AverageAnnualReturnYear05	8.63%
Since Inception	rr_AverageAnnualReturnSinceInception	7.59%
Eventide Multi-Asset Income Fund | Eventide Multi-Asset Income Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.26%
5 Years	rr_AverageAnnualReturnYear05	7.30%
Since Inception	rr_AverageAnnualReturnSinceInception	6.45%
Eventide Multi-Asset Income Fund | Eventide Multi-Asset Income Fund Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ETCMX
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.16%
5 Years	rr_AverageAnnualReturnYear05	10.07%
Since Inception	rr_AverageAnnualReturnSinceInception	8.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 15, 2015
Eventide Multi-Asset Income Fund | Eventide Multi-Asset Income Fund Class N
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ETNMX
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.28%
5 Years	rr_AverageAnnualReturnYear05	11.16%
Since Inception	rr_AverageAnnualReturnSinceInception	9.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 15, 2015
Eventide Multi-Asset Income Fund | Eventide Multi-Asset Income Fund Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ETIMX
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.06%
5 Years	rr_AverageAnnualReturnYear05	10.95%
Since Inception	rr_AverageAnnualReturnSinceInception	9.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 15, 2015

[1]	The Fund has changed its primary benchmark from the Russell Midcap Value Index to the Russell Midcap Total Return Index because the Russell Midcap Total Return Index better represents the Fund’s investment strategy.
[2]	The Multi-Asset Income Blend is composed of 50% Russell Midcap Total Return Index and 50% Bloomberg U.S. Intermediate Aggregate Bond Index.